Average Annual Total Returns - Advisor Class - PIMCO Short-Term Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 1 Year	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 5 Years	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	2.14%	2.16%	1.59%	0.58%	1.16%	0.60%